Share Capital, Movement in Ordinary Shares (Details) $ in Thousands			12 Months Ended
		Sep. 22, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Movement in share capital [Abstract]
Balance | $	[1]		$ 311,001	$ 530,321	$ 580,585
Shares issued | $	[1]		259,792	25,899	25,413
Transaction costs associated with share issues | $	[1]		(9,144)	(1,330)	(81)
Balance | $	[1]		727,166	311,001	530,321
Number of shares conversion ratio		150
Share consolidation conversion of shares (in shares) | shares		150
Amount of consideration for shares issued | $	[1]		259,792	25,899	25,413
Share Capital [Member]
Movement in share capital [Abstract]
Balance | $	[1]		586,472	561,903	535,385
Shares issued | $	[1],[2]		259,792	25,899	25,413
Shares issued on acquisition of subsidiaries, operations and joint operations | $			196,624	0	0
Employee share awards vested | $			4,306	0	1,186
Transaction costs associated with share issues | $	[1]		(9,144)	(1,330)	(81)
Balance | $	[1]		1,038,050	586,472	561,903
Amount of consideration for shares issued | $	[1],[2]		$ 259,792	$ 25,899	$ 25,413
Ordinary Shares [Member]
Movement in fully paid ordinary shares [Abstract]
Number of shares at the beginning of the financial year (in shares) | shares			11,543,296,014	10,293,296,014	10,039,138,024
Shares issued - pre-share consolidation (in shares) | shares			13,721,852,304	1,250,000,000	204,157,990
Reduction in ordinary fully paid shares on consolidation (in shares) | shares	[3]		(25,096,689,477)	0	0
Shares issued - post-share consolidation (in shares) | shares			24,670,928	0	0
Employee share awards vested (in shares) | shares			1,301,917	0	10,000,000
Exercise of options (in shares) | shares			255,830	0	40,000,000
Movement in treasury shares under Employee Share Plans (in shares) | shares			(671,487)	0	0
Number of shares at the ending of the financial year (in shares) | shares			194,016,029	11,543,296,014	10,293,296,014
Comprising [Abstract]
Shares held by the public (in shares) | shares			193,020,849	11,293,296,014	10,293,296,014
Treasury shares (in shares) | shares			995,180	250,000,000	0
Movement in share capital [Abstract]
Number of ordinary shares issued for noncash consideration (in shares) | shares			194,016,029	11,543,296,014	10,293,296,014
Non-cash share [Member]
Movement in fully paid ordinary shares [Abstract]
Number of shares at the ending of the financial year (in shares) | shares			854,276
Movement in share capital [Abstract]
Shares issued | $			$ 5,900	$ 0	$ 0
Number of ordinary shares issued for noncash consideration (in shares) | shares			854,276
Amount of consideration for shares issued | $			$ 5,900	$ 0	$ 0

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[2]	Amount reported for the year ended 30 June 2026 includes non-cash share issuances totalling 854,276 ordinary fully paid shares for consideration of $5.9 million (2025 and 2024: Nil).
[3]	On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share.